Two Oaks Diversified Growth and Income Fund
RISK/RETURN
Investment Objective
The investment objective of the Two Oaks Diversified Growth and Income Fund (the “Fund”) is long-term growth of capital and income.
Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of shares if you and your family invest, or agree to invest in the future, at least  $25,000 in the Fund.  More information about these and other discounts is available from your financial professional.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Two Oaks Diversified Growth and Income Fund	Two Oaks Diversified Growth and Income Fund Class A Shares	Two Oaks Diversified Growth and Income Fund Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Two Oaks Diversified Growth and Income Fund		Two Oaks Diversified Growth and Income Fund Class A Shares	Two Oaks Diversified Growth and Income Fund Class C Shares
Management Fees		0.60%	0.60%
Distribution and/or Shareholder Servicing (12b-1) Fees		0.25%	1.00%
Other Expenses	[1]	1.06%	1.06%
Acquired Fund Fees and Expenses		0.02%	0.02%
Total Annual Fund Operating Expenses		1.93%	2.68%
Fee Waiver and Expense Reimbursements	[2]	(0.71%)	(0.71%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.22%	1.97%
[1]	These expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Pursuant to an operating expense limitation agreement between Two Oaks Management and the Acquiring Fund, the Advisor has agreed to reduce its fees and/or absorb expenses of the Acquiring Fund until at least May 27, 2013, to ensure that Total Annual Fund Operating Expenses after fee waivers and/or reimbursements (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) for the Acquiring Fund will not exceed 1.19% of the daily average net asset value of Class A shares; and 1.95% of the daily net asset value of Class C shares, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. Two Oaks Management is permitted to seek reimbursement from the Acquiring Fund, subject to limitations, for fees it waived and Acquiring Fund expenses it paid. Two Oaks Management is permitted to seek reimbursement from the Acquiring Fund for the prior three fiscal years, as long as the reimbursement does not cause the Acquiring Fund's operating expenses to exceed the expense cap.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Two Oaks Diversified Growth and Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Two Oaks Diversified Growth and Income Fund Class A Shares	692	1,081	1,495	2,645
Two Oaks Diversified Growth and Income Fund Class C Shares	200	765	1,357	2,960

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Predecessor Fund’s portfolio turnover rate was 75% of the average value of the portfolio.

Principal Investment Strategies

The Fund invests principally in the following three asset classes: equity securities (including common and preferred stock), investment grade fixed income securities of any maturity, and real estate and asset-based securities (which are securities that represent an interest in commodities related industries).  Equity securities include common stocks and convertible securities rated at least Baa3 by Moody’s Investors Service (“Moody’s”) or at least BBB- by Standard and Poor’s Rating Group (“S&P”); however, the Fund reserves the right to invest in lower-rated convertible securities that the portfolio manager believes offer the prospect of higher total returns (interest plus capital appreciation) than normally expected from such securities.  Lower-rated securities are not considered investment grade, and are deemed to have the status of “junk bonds.” Using a proprietary multiple asset allocation model to determine the exact allocations, the Fund allocates 15% to 50% of its assets to each of the three asset classes, although in most economic environments the allocation is expected to be in approximately equal proportions.  The Fund, under certain circumstances, will invest in exchange-traded and closed-end funds for liquidity and diversification purposes.  Individual securities are selected based on a process of statistical screening followed by fundamental analysis.  Those securities that are deemed fundamentally attractive are then put through a proprietary valuation process to determine at what price levels they would be deemed attractive to own.  The Fund will sell securities when the model indicates that the target price has been reached, a greater value exists in another sector or a new, more desirable security presents better upside potential.  The Fund seeks to achieve long-term growth of capital through both income generation and capital appreciation.

Principal Investment Risks

All mutual funds carry a certain amount of risk, including the risk that the Fund may not achieve its investment objective.  The Fund’s returns will vary and you could lose money on your investment in the Fund.

Commodities Risk- Investments in companies engaged in exploration, mining, processing, distributing or dealing in gold, other precious metals, minerals and other commodities involves certain risks. These include unpredictable monetary policies and economic and political developments, such as currency devaluation or revaluations; increased environmental costs; concentration of the sources of the supply of commodities, and control over their sale; changes in U.S. or foreign tax, currency, environmental or mining laws; and trade restrictions between countries.

Company Risk - Because of changes in the financial condition or prospects of specific companies, the individual stocks selected by the Fund’s portfolio manager may decline in value.

Credit Risk - The issuer of a fixed income security may not be able to make interest and principal payments when due.  Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

General Risk - There is no assurance that the Fund can achieve its investment objective, since all investments are inherently subject to risks.  When you sell your Fund shares, they may be worth less than what you paid for them.

Government Risk - The U. S. government’s guarantee of ultimate payment of principal and timely payment of interest on certain U. S. government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate.

Interest Rate Risk - The value of your investment may decrease when interest rates rise.  Generally, due to changes in interest rates and other factors, the value of a portfolio of bonds with a longer effective maturity will fluctuate more than the value of a portfolio of bonds with a shorter effective maturity.

Junk Bond Risk-  Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund’s share price.

Management Risk - The portfolio manager may select investments that decline in value, or allocate the fund’s investments to asset classes that do not perform well.

Prepayment Risk - The value of the mortgage-backed securities held by the Fund may go down as a result of changes in prepayment rates on the underlying mortgages.  During periods of declining interest rates, prepayment of loans underlying mortgage-backed securities usually accelerates.  Prepayment may shorten the effective maturities of these securities, and the Fund may have to reinvest at a lower interest rate.

Real Estate Securities Risk - The Fund’s investments in real estate securities are subject to the same risks as direct investments in real estate.  Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. The performance of the real estate securities in which the Fund invests is also largely dependent on the organization, skill and capital funding of the managers and operators of the underlying real estate.

REIT Risk.  In addition to the risks facing real estate securities, the Fund’s investments in Real Estate Investment Trusts (“REITs”) generally involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Sector Risk - Securities within the same group of industries may decline in price due to sector-specific market or economic developments.  If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.

Small-Cap Risk - The Fund will invest in companies that are considered to be small-cap (less than  $3 billion in total market capitalization).  Small-cap companies can be riskier investments than larger capitalized companies due to their lack of experience, product diversification, cash reserves and management depth.  Further, small-cap company stocks can be much more volatile than larger companies and may be less liquid.

Stock Market Risk - The stock market is subject to significant fluctuations in value as a result of political, economic and market developments.  If the stock market declines in value, the Fund is likely to decline in value.

Performance

The bar chart and table below provide some indication of the risks of investing in the Two Oaks Diversified Growth and Income Fund by showing changes in the performance of the Fund’s shares.  The bar chart shows changes in the yearly performance of the Fund’s shares over the lifetime of the Fund.  The performance table compares the performance of the Fund over time to the performance of the S&P® 500 Index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.

The Fund was reorganized on August 4, 2011 from the Montecito Fund (the “Predecessor Fund”), a series of The Santa Barbara Group of Mutual Funds, Inc., a Maryland corporation (the “Predecessor Company”) to a series of Northern Lights Fund Trust II, a Delaware statutory trust (the “Reorganization”).  The Fund is a continuation of the Predecessor Fund and, therefore, the performance information includes performance of the Predecessor Fund.

Annual Total Returns Performance Bar Chart For Calendar Years Ending On December 31,

Figures do not reflect sales charges. If they did, returns would be lower.

During the period shown in the bar chart, the highest return for a quarter was 16.22% (quarter ended June 30, 2009), and the lowest return for a quarter was -22.65% (quarter ended December 31, 2008).  The Fund’s average annual total return for the quarter ended March 31, 2011 was 5.06%.

Average Annual Total Returns (For the periods ended on December 31, 2010)
Average Annual Total Returns Two Oaks Diversified Growth and Income Fund	1 Year	5 Years	Since Inception	Inception Date
Two Oaks Diversified Growth and Income Fund Class A Shares	11.30%	2.80%	2.22%	Apr 15, 2002
Two Oaks Diversified Growth and Income Fund Class A Shares After Taxes on Distributions	10.73%	1.63%	1.48%
Two Oaks Diversified Growth and Income Fund Class A Shares After Taxes on Distributions and Sales	7.70%	1.84%	1.54%
S&P 500 ® Index (reflects no deductions for fees, expenses or taxes)	15.06%	2.29%	3.54%

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In certain cases, the figure representing “Return after taxes on distributions and sale of Fund shares” are higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

Performance information for Class C shares is not presented because Class C shares had not yet commenced operations as of December 31, 2010.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug 10, 2011
Registrant Name	dei_EntityRegistrantName	NORTHERN LIGHTS FUND TRUST II
Central Index Key	dei_EntityCentralIndexKey	0001518042
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 10, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug 10, 2011
Prospectus Date	rr_ProspectusDate	Aug 4, 2011
Two Oaks Diversified Growth and Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Two Oaks Diversified Growth and Income Fund (the “Fund”) is long-term growth of capital and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of shares if you and your family invest, or agree to invest in the future, at least  $25,000 in the Fund.  More information about these and other discounts is available from your financial professional.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-05-27
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Predecessor Fund’s portfolio turnover rate was 75% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests principally in the following three asset classes: equity securities (including common and preferred stock), investment grade fixed income securities of any maturity, and real estate and asset-based securities (which are securities that represent an interest in commodities related industries).  Equity securities include common stocks and convertible securities rated at least Baa3 by Moody’s Investors Service (“Moody’s”) or at least BBB- by Standard and Poor’s Rating Group (“S&P”); however, the Fund reserves the right to invest in lower-rated convertible securities that the portfolio manager believes offer the prospect of higher total returns (interest plus capital appreciation) than normally expected from such securities.  Lower-rated securities are not considered investment grade, and are deemed to have the status of “junk bonds.” Using a proprietary multiple asset allocation model to determine the exact allocations, the Fund allocates 15% to 50% of its assets to each of the three asset classes, although in most economic environments the allocation is expected to be in approximately equal proportions.  The Fund, under certain circumstances, will invest in exchange-traded and closed-end funds for liquidity and diversification purposes.  Individual securities are selected based on a process of statistical screening followed by fundamental analysis.  Those securities that are deemed fundamentally attractive are then put through a proprietary valuation process to determine at what price levels they would be deemed attractive to own.  The Fund will sell securities when the model indicates that the target price has been reached, a greater value exists in another sector or a new, more desirable security presents better upside potential.  The Fund seeks to achieve long-term growth of capital through both income generation and capital appreciation.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All mutual funds carry a certain amount of risk, including the risk that the Fund may not achieve its investment objective.  The Fund’s returns will vary and you could lose money on your investment in the Fund.

Commodities Risk- Investments in companies engaged in exploration, mining, processing, distributing or dealing in gold, other precious metals, minerals and other commodities involves certain risks. These include unpredictable monetary policies and economic and political developments, such as currency devaluation or revaluations; increased environmental costs; concentration of the sources of the supply of commodities, and control over their sale; changes in U.S. or foreign tax, currency, environmental or mining laws; and trade restrictions between countries.

Company Risk - Because of changes in the financial condition or prospects of specific companies, the individual stocks selected by the Fund’s portfolio manager may decline in value.

Credit Risk - The issuer of a fixed income security may not be able to make interest and principal payments when due.  Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

General Risk - There is no assurance that the Fund can achieve its investment objective, since all investments are inherently subject to risks.  When you sell your Fund shares, they may be worth less than what you paid for them.

Government Risk - The U. S. government’s guarantee of ultimate payment of principal and timely payment of interest on certain U. S. government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate.

Interest Rate Risk - The value of your investment may decrease when interest rates rise.  Generally, due to changes in interest rates and other factors, the value of a portfolio of bonds with a longer effective maturity will fluctuate more than the value of a portfolio of bonds with a shorter effective maturity.

Junk Bond Risk-  Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund’s share price.

Management Risk - The portfolio manager may select investments that decline in value, or allocate the fund’s investments to asset classes that do not perform well.

Prepayment Risk - The value of the mortgage-backed securities held by the Fund may go down as a result of changes in prepayment rates on the underlying mortgages.  During periods of declining interest rates, prepayment of loans underlying mortgage-backed securities usually accelerates.  Prepayment may shorten the effective maturities of these securities, and the Fund may have to reinvest at a lower interest rate.

Real Estate Securities Risk - The Fund’s investments in real estate securities are subject to the same risks as direct investments in real estate.  Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. The performance of the real estate securities in which the Fund invests is also largely dependent on the organization, skill and capital funding of the managers and operators of the underlying real estate.

REIT Risk.  In addition to the risks facing real estate securities, the Fund’s investments in Real Estate Investment Trusts (“REITs”) generally involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Sector Risk - Securities within the same group of industries may decline in price due to sector-specific market or economic developments.  If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.

Small-Cap Risk - The Fund will invest in companies that are considered to be small-cap (less than  $3 billion in total market capitalization).  Small-cap companies can be riskier investments than larger capitalized companies due to their lack of experience, product diversification, cash reserves and management depth.  Further, small-cap company stocks can be much more volatile than larger companies and may be less liquid.

Stock Market Risk - The stock market is subject to significant fluctuations in value as a result of political, economic and market developments.  If the stock market declines in value, the Fund is likely to decline in value.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund's returns will vary and you could lose money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Two Oaks Diversified Growth and Income Fund by showing changes in the performance of the Fund’s shares.  The bar chart shows changes in the yearly performance of the Fund’s shares over the lifetime of the Fund.  The performance table compares the performance of the Fund over time to the performance of the S&P® 500 Index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.

The Fund was reorganized on August 4, 2011 from the Montecito Fund (the “Predecessor Fund”), a series of The Santa Barbara Group of Mutual Funds, Inc., a Maryland corporation (the “Predecessor Company”) to a series of Northern Lights Fund Trust II, a Delaware statutory trust (the “Reorganization”).  The Fund is a continuation of the Predecessor Fund and, therefore, the performance information includes performance of the Predecessor Fund.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Two Oaks Diversified Growth and Income Fund by showing changes in the performance of the Fund's shares. The bar chart shows changes in the yearly performance of the Fund's shares over the lifetime of the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns Performance Bar Chart For Calendar Years Ending On December 31,
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Figures do not reflect sales charges. If they did, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Figures do not reflect sales charges. If they did, returns would be lower.

During the period shown in the bar chart, the highest return for a quarter was 16.22% (quarter ended June 30, 2009), and the lowest return for a quarter was -22.65% (quarter ended December 31, 2008).  The Fund’s average annual total return for the quarter ended March 31, 2011 was 5.06%.

Year to Date Return, Label	rr_YearToDateReturnLabel	average annual total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	22.65%
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing "Return after taxes on distributions and sale of Fund shares" are higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In certain cases, the figure representing “Return after taxes on distributions and sale of Fund shares” are higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

Performance information for Class C shares is not presented because Class C shares had not yet commenced operations as of December 31, 2010.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended on December 31, 2010)
Two Oaks Diversified Growth and Income Fund | Two Oaks Diversified Growth and Income Fund Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.06%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.71%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.22%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	692
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,081
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,495
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,645
Annual Return 2003	rr_AnnualReturn2003	20.07%
Annual Return 2004	rr_AnnualReturn2004	7.58%
Annual Return 2005	rr_AnnualReturn2005	(1.01%)
Annual Return 2006	rr_AnnualReturn2006	16.10%
Annual Return 2007	rr_AnnualReturn2007	1.17%
Annual Return 2008	rr_AnnualReturn2008	(30.94%)
Annual Return 2009	rr_AnnualReturn2009	27.20%
Annual Return 2010	rr_AnnualReturn2010	18.03%
1 Year	rr_AverageAnnualReturnYear01	11.30%
5 Years	rr_AverageAnnualReturnYear05	2.80%
Since Inception	rr_AverageAnnualReturnSinceInception	2.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 15, 2002
Two Oaks Diversified Growth and Income Fund | Two Oaks Diversified Growth and Income Fund Class A Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.73%
5 Years	rr_AverageAnnualReturnYear05	1.63%
Since Inception	rr_AverageAnnualReturnSinceInception	1.48%
Two Oaks Diversified Growth and Income Fund | Two Oaks Diversified Growth and Income Fund Class A Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.70%
5 Years	rr_AverageAnnualReturnYear05	1.84%
Since Inception	rr_AverageAnnualReturnSinceInception	1.54%
Two Oaks Diversified Growth and Income Fund | Two Oaks Diversified Growth and Income Fund Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.06%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.68%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.71%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.97%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	200
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	765
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,357
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,960
Two Oaks Diversified Growth and Income Fund | S&P 500 ® Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	3.54%

[1]	These expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Pursuant to an operating expense limitation agreement between Two Oaks Management and the Acquiring Fund, the Advisor has agreed to reduce its fees and/or absorb expenses of the Acquiring Fund until at least May 27, 2013, to ensure that Total Annual Fund Operating Expenses after fee waivers and/or reimbursements (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) for the Acquiring Fund will not exceed 1.19% of the daily average net asset value of Class A shares; and 1.95% of the daily net asset value of Class C shares, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. Two Oaks Management is permitted to seek reimbursement from the Acquiring Fund, subject to limitations, for fees it waived and Acquiring Fund expenses it paid. Two Oaks Management is permitted to seek reimbursement from the Acquiring Fund for the prior three fiscal years, as long as the reimbursement does not cause the Acquiring Fund's operating expenses to exceed the expense cap.